Common Shares - Additional Information (Detail)						1 Months Ended			12 Months Ended
	Feb. 23, 2017 USD ($) shares	Sep. 28, 2016	Apr. 11, 2016 USD ($) shares	Nov. 12, 2013	Jun. 07, 2011	Sep. 30, 2016 USD ($) shares	Apr. 30, 2016 shares	Aug. 31, 2015 shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) Entity shares	May 24, 2017 shares
Class of Stock [Line Items]
Preferred shares issued									0
Preferred shares outstanding									0	0
Shares issued during period for Dividend Reinvestment Plan									439,388	1,028,064
Shares issued during period for Dividend payment | $									$ 2,400,000	$ 4,200,000
Dividend reinvestment plan, description									The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend reinvestment plan, discount percentage									3.00%	3.00%
Stock repurchased and cancelled during period, value | $										$ 25,797,000
Common stock issuance | $									$ 2,412,000	$ 5,227,000
Number of transportation consulting services firms | Entity										2
Common shares issued									94,631,743	91,903,515
Common shares outstanding									94,631,743	91,903,515
Reclassifications out of accumulated other comprehensive loss | $									$ 0
Class B Series Three Common Shares
Class of Stock [Line Items]
Common stock issued, shares	2,282,104
Common stock issuance | $	$ 12,800,000
Transportation Consulting and Management Services Firm and Transportation Consulting Services Firm
Class of Stock [Line Items]
Common stock issued, shares										309,161
Common stock issuance | $										$ 1,000,000
NCIB
Class of Stock [Line Items]
Stock repurchased during period, shares									0
Stock repurchased and cancelled during period, shares										575,226
Stock repurchased and cancelled during period, value | $										$ 2,300,000
SNCF-Participations
Class of Stock [Line Items]
Stock repurchased and cancelled during period, shares			5,000,000
Stock repurchased and cancelled during period, value | $			$ 23,500,000
Sale of stock, number of shares							6,400,000	4,000,000
6.25% Convertible Debenture
Class of Stock [Line Items]
Common stock issued upon Conversion of Convertible debt, shares						6,736
Common stock issued upon Conversion of Convertible debt, value | $						$ 100,000
Interest rate		6.25%		6.25%	6.25%	6.25%
Maximum
Class of Stock [Line Items]
No of shares authorized to be repurchased											9,225,542